Condensed Parent Company Only Financial Statements - Condensed Balance Sheets (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 31,874,975	$ 15,876,511	$ 20,916,773	$ 9,932,613
Investment securities available-for-sale (at fair value)	199,955,367	178,207,974
Other assets	5,232,197	2,250,315
Total assets	342,145,227	306,547,221
LIABILITIES
Total liabilities	311,355,191	270,844,448
STOCKHOLDERS' EQUITY	30,790,036	35,702,773	34,526,510	31,101,186
Total liabilities and stockholders' equity	342,145,227	306,547,221
Parent Company [Member]
ASSETS
Cash	58,364	61,610	113,387	137,375
Investment securities available-for-sale (at fair value)	203,965	214,905
Investment in subsidiary bank	30,619,466	35,518,824
Other assets	85,214	103,411
Total assets	30,967,009	35,898,750
LIABILITIES
Deferred compensation	173,879	193,508
Accrued expenses	3,094	2,469
Total liabilities	176,973	195,977
STOCKHOLDERS' EQUITY	30,790,036	35,702,773
Total liabilities and stockholders' equity	$ 30,967,009	$ 35,898,750